Accrued expenses (Tables)	12 Months Ended
Jun. 30, 2023
Accrued Expenses
Schedule of accrued expenses
	Consolidated Group
	2023 A$	2022 A$
Current
Accrued expenses	458,057	477,144
Salaries payable	54,554	34,704
	512,611	511,848
Non-Current
Accrued expenses	90,450	-
Salaries payable	-	76,504
	90,450	76,504